Accounting Policies - Expected Credit Losses Per Stage as at 1 January 2018 (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets	€ 4,977		€ 4,515
Stage 1: 12-month expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets	€ 432
IFRS 9 [member] | Stage 1: 12-month expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		€ 438
IFRS 9 [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		955
IFRS 9 [member] | Stage 3: Lifetime expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		4,030
IFRS 9 [member] | ECL [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		5,423
IFRS 9 [member] | Loans and advances to customers [member] | Stage 1: 12-month expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		402
IFRS 9 [member] | Loans and advances to customers [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		952
IFRS 9 [member] | Loans and advances to customers [member] | Stage 3: Lifetime expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		3,915
IFRS 9 [member] | Loans and advances to customers [member] | ECL [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		5,269
IFRS 9 [member] | Loans and advances to customers [member] | Gross carrying amount [member] | Stage 1: 12-month expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		512,358
IFRS 9 [member] | Loans and advances to customers [member] | Gross carrying amount [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		43,777
IFRS 9 [member] | Loans and advances to customers [member] | Gross carrying amount [member] | Stage 3: Lifetime expected credit losses [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		11,909
IFRS 9 [member] | Loans and advances to customers [member] | Gross carrying amount [member] | ECL [member]
Disclosure of Expected Credit Losses [Line Items]
Allowance account for credit losses of financial assets		€ 568,044